UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM ABS-15G

Asset-Backed Securitizer

Report Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period 07/01/17 to 09/30/17.

July 1, 2017 – September 30, 2017

Date of Report (Date of Earliest Event Reported)

025-00131

(Commission File Number of Securitizer)

0001530239

(Central Index Key Number of Securitizer)

RWT Holdings, Inc.

(Exact Name of Securitizer as Specified in Its Charter)

Christopher J. Abate

(Name of Person to Contact in Connection with this Filing)

One Belvedere Place, Suite 310

Mill Valley, CA 94941

(Address of Principal Executive Offices)

(415) 389-7373

(Securitizer’s Telephone Number,

Including Area Code)

Not Applicable

(Former Name or Former Address, if Changed Since Last Report)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02.	Quarterly Filing of Rule 15Ga-1 Representations and Warranties Disclosure

RWT Holdings, Inc. (the “Securitizer”) hereby makes its quarterly filing for the reporting period July 1, 2017 to September 30, 2017 (the “Third Quarter”).

As previously disclosed in the Securitizer’s quarterly filing for the reporting period April 1, 2017 to June 30, 2017 (the “Second Quarter”), one loan securitized and held by Sequoia Mortgage Trust 2015-1 was the subject of a demand to repurchase for breach of the representations and warranties under that certain Pooling and Servicing Agreement, dated as of January 1, 2015, among Sequoia Residential Funding, Inc., as depositor, CitiMortgage, Inc., as master servicer, Citibank, N.A., as securities administrator, and Wilmington Trust, National Association, as trustee during the Second Quarter. The repurchase of such loan was completed during the Third Quarter.

The disclosures required by Rule 15Ga-1(c)(2) (17 CFR 240.15Ga-1(c)(2)) are attached as an Exhibit to this Form ABS-15G. Please see Item 2, Exhibit 99.1 for the related information.

Item 2.	Exhibits

99.1	Table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: November 13, 2017

RWT HOLDINGS, INC.

By: /s/ Christopher J. Abate

Name: Christopher J. Abate

Title: President and CFO

EXHIBIT INDEX

Exhibit Number

99.1	Table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.